GOVERNMENT ASSISTANCE (Tables)	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
Schedule of Government Assistance
The Company recorded government assistance for the years ended December 31 as follows:

	2021	2020
Cost of sales	$800	$180
Sales and marketing	4,242	1,588
Research and development	2,941	4,186
Administration	807	1,298
	$8,790	$7,252

Government Assistance by Type
US Employee Retention Credit	$5,455	$—
Canada Emergency Wage Subsidy	2,888	6,332
Other COVID-19 related subsidies	447	920
	$8,790	$7,252